Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit for the year	$ 12,134,139	$ 6,608,214	$ 7,812,493
Adjustments to reconcile net (loss) profit to net cash flows from operating activities:
Depreciation of property, plants and equipments	4,624,768	3,938,816	3,303,117
Depreciation of right-of-use assets	164,116	0	0
Loss on disposals of property, plants and equipments	63,592	206,752	76,615
Net accrued interest	5,538,026	6,606,617	3,250,035
Exchange difference	4,168,236	4,814,183	867,349
Income tax	10,673,848	2,886,871	784,313
Allowance for the impairment of trade and other receivables, net of recovery	1,354,401	1,503,107	602,186
Adjustment to present value of receivables	76,702	503	663
Provision for contingencies	1,367,232	1,113,444	833,993
Changes in fair value of financial assets	(281,039)	(1,147,943)	(672,863)
Accrual of benefit plans	262,069	172,542	260,569
Net gain from the repurchase of Corporate Notes	(456,884)	(6,980)	0
Gain from interest in joint ventures	(1,351)	(2,462)	(15,456)
Income from non-reimbursable customer contributions	(6,584)	(8,572)	(6,723)
Termination of agreement on real estate asset	(120,627)	(770,085)	0
Other financial results	146,851	0	0
Other reserve constitution - Share bases compensation plan	0	16,453	17,636
Agreement on the regularization of obligations	(17,094,764)	0	0
Monetary gain (RECPAM)	(11,191,793)	(13,076,389)	(8,465,151)
Changes in operating assets and liabilities:
Increase in trade receivables	(3,794,956)	(3,277,463)	(4,034,457)
Decrease in other receivables	860,641	1,284,983	43,199
Increase in inventories	(504,484)	(1,260,722)	(815,156)
Increase in deferred revenue	0	135,883	0
Increase in trade payables	3,775,186	2,762,506	7,514,963
Increase in salaries and social security payable	899,833	867,198	484,077
Decrease in benefit plans	(44,682)	(85,116)	(86,992)
Increase (decrease) in tax liabilities	984,824	(792,917)	(563,824)
(Decrease) increase in other payables	(717,018)	4,599,097	673,822
Decrease in provisions	(98,069)	(500,132)	(90,623)
Payment of tax payable	(2,623,889)	(1,362,639)	(600,876)
Net cash flows generated by operating activities	10,158,324	15,225,749	11,172,909
Cash flows from investing activities
Payment of property, plants and equipments	(9,369,998)	(13,147,282)	(12,143,380)
Net collection (payment) of financial assets	1,630,679	(3,605,822)	(1,558,508)
Redemption net of money market funds	2,527,702	3,555,515	535,478
Mutuum charges granted to third parties	144,291	0	0
Mutuum payments granted to third parties	(98,997)	(176,665)	0
Collection of receivables from sale of subsidiaries	10,274	136,131	82,455
Net cash flows used in investing activities	(5,156,049)	(13,238,123)	(13,083,955)
Cash flows from financing activities
Payment of borrowings	(1,593,024)	0	0
Payment of financial lease liability	(213,435)	0	0
Proceeds from borrowings	0	0	1,977,399
Payment of interests from borrowings	(1,134,828)	(1,003,605)	(643,518)
Repurchase of corporate notes	(1,531,033)	(577,437)	0
Acquisition of own shares	(599,150)	(1,643,458)	0
Net cash flows used in financing activities	(5,071,470)	(3,224,511)	1,333,881
Decrease in cash and cash equivalents	(69,195)	(1,236,885)	(577,165)
Cash and cash equivalents at the beginning of year	42,453	188,136	732,639
Exchange differences in cash and cash equivalents	438,612	239,858	(96)
Result from exposure to inflation	(2,228)	851,345	32,761
Decrease in cash and cash equivalents	(69,195)	(1,236,886)	(577,168)
Cash and cash equivalents at the end of the year	409,642	42,453	188,136
Supplemental cash flows information: Non-cash activities
Agreement on the regularization of obligations	17,094,764	0	0
Acquisition of advances to suppliers, property, plant and equipment through increased trade payables	(549,196)	(1,041,341)	(900,619)
Acquisition of advances to suppliers, right-of-use assets through increased trade payables	(425,054)	0	0
Derecognition of property, plant and equipment through other receivables	$ 0	$ 675,512	$ 0